CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Cash	$391	$347
Short-term deposits	5	8
	$396	$355